Refund liabilities - Narrative (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Refunds provision	€ 26,141	€ 39,941	€ 143,085
Current refunds provision	19,650	33,637
Non-current refunds provision	6,491	6,303
Refund provision, return provision and rebates	1,100	300
Pfizer Inc. | Lyme VLA15 | Amended Collaboration and License agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Refunds provision		33,100
Current refunds provision	18,600
GSK | Supply agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Refunds provision	6,500	6,500
Non-current refunds provision	€ 6,500	€ 6,300